Offerings - Offering: 1	Oct. 23, 2026 USD ($)
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Common Shares of beneficial interest
Maximum Aggregate Offering Price	$ 1,000,000.00
Fee Rate	0.0087%
Amount of Registration Fee	$ 87.00
Offering Note	Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(o) under the Securities Act of 1933.